Advance to Suppliers - Schedule of Advance to Suppliers (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Advance to Suppliers [Line Items]
Advance to suppliers	$ 119,825	$ 114,112	$ 149,553
Change in advance to suppliers, amount		$ (35,441)
Change in advance to suppliers, percentage	5.00%	(24.00%)
Advance to Suppliers [Member]
Schedule of Advance to Suppliers [Line Items]
Advance to suppliers		$ 114,112	$ 149,553
Change in advance to suppliers, amount		$ (35,441)
Change in advance to suppliers, percentage		(24.00%)